Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance Table

					Value of Initial Fixed $100 Investment Based on:
Year(1)	SCT Total for PEO	CAP to PEO(2)	Average SCT Total for non-PEO NEOs	Average CAP to non-PEO NEOs(2)	Total Shareholder Return(3)	Peer Group Total Shareholder Return(3)	Net (Loss) Income	Worldwide Revenue Growth(4)
	($)	($)	($)	($)	($)	($)	($ in 000's)	(%)
2023	$8,749,289	$4,761,236	$2,669,757	$1,799,435	$109.78	$86.74	$(30,438)	20.8%
2022	8,346,968	248,184	2,256,022	798,083	136.51	86.04	(46,466)	20.4%
2021	7,535,074	13,119,796	2,142,873	3,433,743	213.87	114.41	50,199	32.8%
2020	5,569,045	13,745,774	1,437,778	2,820,165	171.24	127.18	(48,155)	(10.5)%

Named Executive Officers, Footnote	Non-PEO Named Executive Officers include average of the following participants:
2023: Angela L. Wirick, Douglas J. Seith, Karl S. Dahlquist, and Salvatore Privitera
2022: Angela L. Wirick, Douglas J. Seith, Justin J. Noznesky, and Deborah Yount
2021: Angela L. Wirick, Douglas J. Seith, Justin J. Noznesky, and Vinayak Doraiswamy
2020: M. Andrew Wade, Angela L. Wirick, Douglas J. Seith, Justin J. Noznesky, and Salvatore Privitera

Peer Group Issuers, Footnote	Reflects the total shareholder return indexed to $100 per share for ATRC and the NASDAQ Health Care Index which is the industry peer group reported in our 2023 Form 10-K.
PEO Total Compensation Amount	$ 8,749,289	$ 8,346,968	$ 7,535,074	$ 5,569,045
PEO Actually Paid Compensation Amount	$ 4,761,236	248,184	13,119,796	13,745,774
Adjustment To PEO Compensation, Footnote	See reconciliation of SCT to CAP for PEO and non-PEO NEOs below.
The table below sets forth a reconciliation from the SCT to CAP for our PEO for the years ended December 31, 2020, 2021, 2022, and 2023.

	PEO
	2023	2022	2021	2020
SCT Total Compensation	$8,749,289	$8,346,968	$7,535,074	$5,569,045
Less: Grant Fair Value of Equity Awards Made During Year(1)	(6,738,465)	(6,722,916)	(5,594,896)	(4,469,079)
Year End Fair Value of Equity Awards Made During Year(2)	5,933,361	3,877,228	7,213,771	5,592,998
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards(3)	(2,659,508)	(5,258,934)	2,640,635	5,222,117
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year(4)	(523,441)	5,838	1,325,212	1,830,693
Less: Fair Value as of Prior Year End for Awards Granted in Prior Years that were Forfeited(5)	—	—	—	—
Incremental Fair Value of Modified Awards(5)	—	—	—	—
Total Adjustments Related to Equity Awards	(3,988,053)	(8,098,784)	5,584,722	8,176,729
Total CAP	$4,761,236	$248,184	$13,119,796	$13,745,774

(1)Represents the grant date fair value of equity-based awards made during the fiscal year as reported in the SCT.
(2)Represents the year-end fair value of equity awards that were made during the fiscal year and remained unvested as of year-end.
(3)Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that were still unvested as of each fiscal year-end. For awards with a performance condition, the estimated fair value is measured at the probable outcome of such condition as of the last day of the fiscal year. Estimated attainment for awards in periods presented ranges from 74% to 191%.
(4)Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that vested during the current fiscal year.
(5)No activity during periods presented.

Non-PEO NEO Average Total Compensation Amount	$ 2,669,757	2,256,022	2,142,873	1,437,778
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,799,435	798,083	3,433,743	2,820,165
Adjustment to Non-PEO NEO Compensation Footnote	See reconciliation of SCT to CAP for PEO and non-PEO NEOs below.
The table below sets forth a reconciliation from the average SCT to average CAP for our non-PEO NEOs for the years ended December 31, 2020, 2021, 2022, and 2023.

	Non-PEO NEOs
	2023	2022	2021	2020
Average SCT Total Compensation	$2,669,757	$2,256,022	$2,142,873	$1,437,778
Less: Grant Fair Value of Equity Awards Made During Year(1)	(1,778,787)	(1,555,800)	(1,327,506)	(962,837)
Year End Fair Value of Equity Awards Made During Year(2)	1,584,409	1,106,735	1,656,615	1,226,466
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards(3)	(620,469)	(954,967)	549,341	1,234,081
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year(4)	(55,475)	(53,907)	412,420	188,979
Less: Fair Value as of Prior Year End for Awards Granted in Prior Years that were Forfeited(5)	—	—	—	(335,230)
Incremental Fair Value of Modified Awards(5)	—	—	—	30,928
Total Adjustments Related to Equity Awards	(870,322)	(1,457,939)	1,290,870	1,382,387
Total Average CAP	$1,799,435	$798,083	$3,433,743	$2,820,165

(1)Represents the grant date fair value of equity-based awards made during the fiscal year as reported in the SCT.
(2)Represents the year-end fair value of equity awards that were made during the fiscal year and remained unvested as of year-end.
(3)Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that were still unvested as of each fiscal year-end. For awards with a performance condition, the estimated fair value is measured at the probable outcome of such condition as of the last day of the fiscal year. Estimated attainment for awards in periods presented ranges from 74% to 191%.
(4)Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that vested during the current fiscal year.
(5)Mr. Wade resigned as AtriCure's Chief Financial Officer effective on August 6, 2020. Under the consulting agreement between the Company and Mr. Wade related to his transition, the performance share awards granted to him in 2020 were forfeited and cancelled. All of Mr. Wade's stock options and restricted shares with time-based vesting provisions continued to vest and be exercisable through March 6, 2021, resulting in modification of his awards.

Compensation Actually Paid vs. Total Shareholder Return
Cumulative TSR
The chart below reflects the relationship between the compensation actually paid to the PEO and average compensation actually paid to the Non-PEO NEOs to AtriCure's TSR and the peer group TSR.

Compensation Actually Paid vs. Net Income
Net Income (Loss)

Year	CAP to PEO	∆ CAP to PEO	Average CAP to non-PEO NEOs	∆ CAP to Non-PEO NEO	Net (Loss) Income ($ in 000's)	∆ Net (Loss) Income
2023	$4,761,236	1818.4%	$1,799,435	125.5%	$(30,438)	(34.5)%
2022	248,184	(98.1)%	798,083	(76.8)%	(46,466)	(192.5)%
2021	13,119,796	(4.6)%	3,433,743	21.8%	50,199	(204.2)%
2020	13,745,774	—	2,820,165	—	(48,155)	—
Our strategy to make investments to drive sustainable growth, and we incur substantial expenditures to develop and commercialize our products, expand our markets and build a foundation to support future growth. As a result, we have incurred net losses during our history. Our net losses have resulted principally from costs and expenses relating to sales, training and awareness efforts, research and product development, clinical trials, seeking regulatory clearances and approvals, product quality and safety initiatives and general operating expenses. Our net income (loss) can also be significantly impacted by non-recurring adjustments or charges that are not reflective of our ongoing core business operations and financial condition, as was the case in fiscal year 2021. We believe net income (loss) is not reflective of our ongoing core operations of our business or a metric that is most important to stockholder value. Therefore, it is not a metric used in any of the Company's incentive plans, and CAP is not correlated with net income (loss).

Compensation Actually Paid vs. Company Selected Measure
Worldwide Revenue Growth

Year	CAP to PEO	∆ CAP to PEO	Average CAP to non-PEO NEOs	∆ CAP to Non-PEO NEO	Worldwide Revenue ($ in 000's)	Worldwide Revenue Growth	∆ Worldwide Revenue Growth
2023	$4,761,236	1818.4%	$1,799,435	125.5%	$399,245	20.8%	0.4%
2022	248,184	(98.1)%	798,083	(76.8)%	330,379	20.4%	(12.4)%
2021	13,119,796	(4.6)%	3,433,743	21.8%	274,329	32.8%	43.3%
2020	13,745,774	—	2,820,165	—	206,531	(10.5)%	—
Worldwide revenue growth is the most important company-selected measure. The Compensation Committee believes that at this time it is appropriate for the Company to utilize worldwide revenue growth as a performance metric for both the annual incentive plan and the long-term performance share awards because of the importance of this metric to the Company’s investors. The Company believes that many of its current and prospective investors view worldwide revenue growth as the single most important performance metric of the Company. Annual revenue growth is used as a metric for performance attainment of the annual incentive plan, while revenue CAGR over a three-year performance period is used for the performance share awards included in the long-term equity incentive plans. Due to the difference in performance period duration, as well as the significant impact of the Company's stock price on the valuation of the equity incentive awards included in the calculation of CAP, the CAP for the PEO and non-PEO NEO is not correlated in the periods presented. Non-PEO NEO CAP was also impacted by the shifting of non-PEO membership between the periods presented.

Total Shareholder Return Vs Peer Group
The Company's chosen peer group is the Nasdaq Heath Care Index constituents. This is the same peer group disclosed in the Form 10-K performance graph, as well as the same index used to measure the relative total shareholder return performance target for the performance share awards granted annually to our executive officers since 2021. Over the four-year period shown in the table above, the Company's total shareholder return (TSR) exceeded the peer group's TSR.
	The Company's stock performance significantly impacts executive compensation as approximately 70% or greater of the PEO total compensation and over 50% of the non-PEO total compensation is comprised of equity incentive plan awards since 2020. Therefore, CAP for the PEO and non-PEO NEOs is positively correlated to fluctuations in the Company's stock performance as it has a significant impact on the valuation of the underlying equity incentive awards included in the calculation of CAP. The percentage change in the Company TSR from the grant date and year over year has a proportionate impact on the CAP paid.
Tabular List, Table

Most Important Performance Measures
Worldwide Revenue Growth
Gross Margin
Shareholder Return

Total Shareholder Return Amount	$ 109.78	136.51	213.87	171.24
Peer Group Total Shareholder Return Amount	86.74	86.04	114.41	127.18
Net Income (Loss)	$ (30,438,000)	$ (46,466,000)	$ 50,199,000	$ (48,155,000)
Company Selected Measure Amount	0.208	0.204	0.328	(0.105)
Additional 402(v) Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing disclosures of the relationship between executive compensation paid and the Company's financial performance. Under the SEC's pay versus performance rules, the SEC has developed a new definition of pay, referred to as Compensation Actually Paid (“CAP”), which is compared to certain performance measures defined by the SEC.
In the table below, totals for the Summary Compensation Table (“SCT”) and CAP values represent a mix of both compensation earned during the year (base salary and annual incentives) and estimated future pay opportunities (equity incentive awards). The difference between the SCT presentation and calculation of CAP is the value attributable to equity incentive awards. Within SCT values, equity incentive awards include the grant date fair value of equity incentive awards awarded during the year, reflecting the evaluation of the prior year's performance. Within CAP values, equity incentive awards represents the year-over-year change in the values of unvested equity incentive awards, awards that vested or forfeited during the year, as well as the year-end valuation of equity incentive awards granted during the year.
The measures most important in determining pay during 2023 were those that impact achievement of our equity incentive awards and annual incentive plans.
Worldwide revenue growth is calculated as the percentage change in worldwide revenue over the prior year. Worldwide revenue growth impacts both the achievement of our annual incentive plan objectives and performance targets of equity incentive awards.
•Gross margin is calculated as the ratio of gross profit to worldwide revenue. Gross Margin impacts the achievement of our annual incentive plan objectives.
•Shareholder return is calculated as the percentage change in stock price as of December 31 year over year. Shareholder return impacts the achievement of performance targets of equity incentive awards, as well as the value of stock awards realized by our named executive officers.
Analysis of Information Presented in the Pay versus Performance Table
Our compensation philosophy is to strongly link executive officer compensation to our performance and is intended to create long-term value for our stockholders. In accordance with Item 401(v) of Regulation S-K, we are providing the following description of relationships between information presented in the Pay versus Performance Table.

Change In PEO Actually Paid Compensation Amount	18.184	(0.981)	(0.046)	0
Change In Non-PEO NEO Average Compensation Actually Paid Amount	1.255	(0.768)	0.218	0
Change In Net Income (Loss)	(0.345)	(1.925)	(2.042)	0
Company Selected Measure Amount, Growth Rate	20.80%	20.40%	32.80%	(10.50%)
Change In Company Selected Measure Amount	0.004	(0.124)	0.433	0
Measure:: 1
Pay vs Performance Disclosure
Name	Worldwide Revenue Growth
Non-GAAP Measure Description	Company selected measure is annual worldwide revenue growth rate. Amount is calculated as a percentage change in worldwide revenue over the prior year.
Measure:: 2
Pay vs Performance Disclosure
Name	Gross Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Shareholder Return
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,988,053)	$ (8,098,784)	$ 5,584,722	$ 8,176,729
PEO | Equity Incentive Award Deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,738,465)	(6,722,916)	(5,594,896)	(4,469,079)
PEO | Equity Incentive Award Additions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,933,361	3,877,228	7,213,771	5,592,998
PEO | Equity Awards, Change In Fair Value, Outstanding And Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,659,508)	(5,258,934)	2,640,635	5,222,117
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(523,441)	5,838	1,325,212	1,830,693
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Modified Equity Awards, Incremental Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(870,322)	(1,457,939)	1,290,870	1,382,387
Non-PEO NEO | Equity Incentive Award Deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,778,787)	(1,555,800)	(1,327,506)	(962,837)
Non-PEO NEO | Equity Incentive Award Additions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,584,409	1,106,735	1,656,615	1,226,466
Non-PEO NEO | Equity Awards, Change In Fair Value, Outstanding And Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(620,469)	(954,967)	549,341	1,234,081
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(55,475)	(53,907)	412,420	188,979
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(335,230)
Non-PEO NEO | Modified Equity Awards, Incremental Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 30,928